Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of non-derivative financial liabilities maturity

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	US$’000	US$’000	US$’000	US$’000
At 31 December 2024
Trade and other payables	155,693	—	—	—
Bank borrowings	626,444	57,964	50,683	—
Lease financing arrangement	6,610	6,250	18,750	97,500
Trust receipts	96,075	—	—	—
Lease liabilities	177,277	35,497	28,401	—
	1,062,099	99,711	97,834	97,500
At 31 December 2023
Trade and other payables	261,254	—	—	—
Bank borrowings	118,800	61,554	164,471	718
Trust receipts	84,263	—	—	—
Lease liabilities	84,662	42,263	34,784	6,103
	548,979	103,817	199,255	6,821

Schedule of financial instruments by category

	2024	2023
	US$’000	US$’000
Equity financial assets, at FVOCI	23,132	—
Equity financial assets, at FVPL	2,769	3,271
Derivative assets measured at fair value	82,040	48,085
Derivative liabilities measured at fair value	(26,096)	(90,893)
Financial assets at amortised cost	437,401	497,401
Financial liabilities at amortised cost	(1,097,701)	(663,609)

Schedule of fair values by levels

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2024
Assets
Equity financial assets, at FVOCI	23,132	—	—	23,132
Equity financial assets, at FVPL	—	—	2,769	2,769
Derivative financial instruments	—	16,475	65,565	82,040
Total assets	23,132	16,475	68,334	107,941
Liabilities
Derivative financial instruments	—	12,166	13,930	26,096
Total liabilities	—	12,166	13,930	26,096
2023
Assets
Equity financial assets, at FVPL	—	—	3,271	3,271
Derivative financial instruments	—	13,264	34,821	48,085
Total assets	—	13,264	38,092	51,356
Liabilities
Derivative financial instruments	—	61,287	29,606	90,893
Total liabilities	—	61,287	29,606	90,893

Schedule of offsetting financial assets and financial liabilities

		Gross
		amounts of	Net
	Gross	recognised	amounts of
	amounts of	financial	financial
	recognised	instruments	instruments
	financial	offset in the	included in the
	instruments	balance sheet	balance sheet	Net amount
	US$’000	US$’000	US$’000	US$’000
2024
Derivative financial assets
Forward freight agreements and related bunker swaps (note 14)	4,565	(572)	3,993	3,993
Commodity contracts (note 14)	98,176	(27,611)	70,565	70,565
Derivative financial liabilities
Forward freight agreements and related bunker swaps (note 14)	(572)	572	—	—
Commodity contracts (note 14)	(53,446)	27,611	(25,835)	(25,835)

		Gross
		amounts of	Net
	Gross	recognised	amounts of
	amounts of	financial	financial
	recognised	instruments	instruments
	financial	offset in the	included in the
	instruments	balance sheet	balance sheet	Net amount
	US$’000	US$’000	US$’000	US$’000
2023
Derivative financial assets
Forward freight agreements and related bunker swaps (note 14)	17,223	(15,035)	2,188	2,188
Commodity contracts (note 14)	126,303	(91,482)	34,821	34,821
Derivative financial liabilities
Forward freight agreements and related bunker swaps (note 14)	(61,426)	15,035	(46,391)	(46,391)
Commodity contracts (note 14)	(135,716)	91,482	(44,234)	(44,234)